Schedule of Investments
March 31, 2020 (unaudited)
Archer Stock Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 99.75%

Accident & Health Insurance - 1.09%
Aflac, Inc.	5,800	211,526

Air Courier Services - 1.35%
FedEx Corp.	2,000	261,120

Beverages - 1.69%
Coca-Cola Co.	7,000	326,760

Biological Products (No Diagnostic Substances) - 1.94%
CRISPR Therapeutics AG (Switzerland) (2)	5,800	374,564

Electric Services - 3.55%
NextEra Energy, Inc.	2,690	687,456

Electronic Computers - 2.96%
Apple, Inc.	1,800	572,292

Fire, Marine & Casualty Insurance - 1.73%
Berkshire Hathaway, Inc. Class-B (2)	1,800	334,044

Guided Missiles & Space Vehicles & Parts - 1.23%
Lockheed Martin Corp.	612	237,725

Hardware - 2.54%
Cisco Systems, Inc.	10,273	491,255

Hospital & Medical Service Plans - 2.81%
Centene Corp. (2)	8,200	543,250

Industrial Inorganic Chemicals - 1.78%
Linde, Plc.	1,700	343,978

Industrial Instruments For Measurement, Display & Control - 2.10%
MKS Instruments, Inc.	3,850	406,676

Measuring & Controlling Devices - 2.35%
Thermo Fisher Scientific, Inc.	1,300	453,947

National Commercial Banks - 3.05%
Bank of America Corp.	12,000	289,440
JPMorgan Chase & Co.	3,100	301,661

		591,101

Natural Gas Transmission - 1.39%
Kinder Morgan, Inc.	17,000	268,600

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.10%
Intuitive Surgical, Inc. (2)	700	406,021

Personal Credit Institutions - 1.23%
Discover Financial Services	5,000	237,550

Petroleum Refining - 1.40%
Chevron Corp.	2,950	270,515

Pharmaceutical Preparations - 3.99%
Abbott Laboratories	4,400	417,648
Merck & Co., Inc.	4,400	355,168

		772,816

Railroads, Line-Haul Operating - 1.84%
Union Pacific Corp.	2,100	356,706

Real Estate Investment Trusts - 2.45%
American Tower Corp.	1,840	475,033

Retail-Catalog & Mail-Order Houses - 3.12%
Amazon.com, Inc. (2)	247	603,265

Retail-Drug Stores & Proprietary Stores - 2.27%
CVS Health Corp.	6,700	439,319

Retail-Eating Places - 5.18%
Chipotle Mexican Grill, Inc.	316	317,235
McDonalds Corp.	1,790	333,513
Starbucks Corp.	4,500	350,955

		1,001,703

Retail-Lumber & Other Building Material Dealers - 2.05%
Home Depot, Inc.	1,600	397,568

Retail-Retail Stores - 1.89%
Ulta Beauty, Inc. (2)	1,500	366,015

Semiconductors & Related Devices - 7.21%
Intel Corp.	7,000	440,510
NVIDIA Corp.	1,186	421,054
Skyworks Solutions, Inc.	4,500	533,430

		1,394,994

Services-Business Services - 5.00%
PayPal Holdings, Inc. (2)	3,600	558,036
Visa, Inc. Class-A	2,100	410,004

		968,040

Services-Computer Programming, Data Processing, Etc. - 5.45%
Alphabet, Inc. Class-A (2)	359	514,634
Facebook, Inc. Class-A (2)	2,400	540,216

		1,054,850

Services-Equipment Rental & Leasing - 1.34%
United Rentals, Inc. (2)	1,870	259,724

Services-Medical Laboratories - 4.37%
Guardant Health, Inc. (2)	4,600	415,794
Laboratory Corp. of America Holdings (2)	2,450	429,534

		845,328

Services-Miscellaneous Health & Allied Services - 1.91%
ICON, Plc. (Ireland) (2)	2,200	370,590

Services-Offices & Clinics of Doctors of Medicine - 3.15%
Teladoc Health, Inc. (2)	3,500	609,210

Services-Prepackaged Software - 5.14%
Adobe, Inc. (2)	1,095	423,327
Microsoft Corp.	3,124	572,473

		995,800

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.98%
Procter & Gamble Co.	3,300	382,536

Sugar & Confectionery Products - 1.05%
Hershey Co.	1,500	203,520

Surgical & Medical Instruments & Apparatus - 1.92%
Stryker Corp.	1,900	371,887

Telephone Communications (No Radio Telephone) - 2.16%
Verizon Communications, Inc.	7,300	418,874

Total Common Stock	(Cost $ 14,358,926)	19,306,158

Money Market Registered Investment Companies - 0.28%

Federated Treasury Obligation Fund - Institutional Shares 1.48%	54,468	54,468

Total Money Market Registered Investment Companies	(Cost $ 54,468)	54,468

Total Investments - 100.03%	(Cost $ 14,413,394)	19,360,626

Liabilities in Excess of Other Assets - (0.03%)		(5,607)

Total Net Assets - 100.00%		19,355,019

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$19,360,626	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$19,360,626	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at May 31, 2020.